Stock-based Compensation (PSU Table) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Remittance of stock-based award participants' withholding tax obligation		$ 61	$ 51	$ 57
Share Units Plan [Member] | Equity Settled Awards [Member] | PSU-ROIC [Member]
Roll forward of outstanding PSUs
Units outstanding at beginning of period (in shares)	1.1	1.1
Units granted (in shares)		0.4
Units settled (in shares)		(0.4)
Units forfeited (in shares)		(0.1)
Units outstanding at end of period (in shares)		1.0	1.1
Weighted-average grant date fair value
Weighted-average grant date fair value at beginning of period (in dollars per share)	$ 46.10	$ 46.10
Weighted-average grant date fair value of units granted in period (in dollars per share)		70.76
Weighted-average grant date fair value of units settled in period (in dollars per share)		35.11
Weighted-average grant date fair value of units forfeited in period (in dollars per share)		61.12
Weighted-average grant date fair value at end of period (in dollars per share)		$ 58.35	$ 46.10
Roll forward of nonvested PSUs
Units nonvested at beginning of period (in shares)	0.7	0.7
Units granted in period (in shares)		0.4
Units vested during the year (in shares)		(0.4)
Units forfeited in period (in shares)		(0.1)
Units nonvested at end of period (in shares)		0.6	0.7
Weighted-average grant date fair value
Weighted-average grant date fair value at beginning of period (in dollars per share)	$ 52.18	$ 52.18
Weighted-average grant date fair value of units granted in period (in dollars per share)		70.76
Weighted-average grant date fair value of units vested in period (in dollars per share)		53.19
Weighted-average grant date fair value of units forfeited in period (in dollars per share)		61.12
Weighted-average grant date fair value at end of period		$ 61.29	$ 52.18
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Grant date fair value		$ 26
Valuation method used in calculating the fair value of PSUs		lattice-based
Unrecognized compensation costs, awards other than options		$ 15
Unrecognized compensation cost, period of recognition		1 year 7 months 6 days
Share Units Plan [Member] | Equity Settled Awards [Member] | PSU-TSR [Member]
Roll forward of outstanding PSUs
Units outstanding at beginning of period (in shares)	0.4	0.4
Units granted (in shares)		0.1
Units settled (in shares)		(0.2)
Units forfeited (in shares)		0.0
Units outstanding at end of period (in shares)		0.3	0.4
Weighted-average grant date fair value
Weighted-average grant date fair value at beginning of period (in dollars per share)	$ 100.93	$ 100.93
Weighted-average grant date fair value of units granted in period (in dollars per share)		128.20
Weighted-average grant date fair value of units settled in period (in dollars per share)		95.31
Weighted-average grant date fair value of units forfeited in period (in dollars per share)		116.24
Weighted-average grant date fair value at end of period (in dollars per share)		$ 112.08	$ 100.93
Roll forward of nonvested PSUs
Units nonvested at beginning of period (in shares)	0.3	0.3
Units granted in period (in shares)		0.1
Units vested during the year (in shares)		(0.2)
Units forfeited in period (in shares)		0.0
Units nonvested at end of period (in shares)		0.2	0.3
Weighted-average grant date fair value
Weighted-average grant date fair value at beginning of period (in dollars per share)	$ 104.14	$ 104.14
Weighted-average grant date fair value of units granted in period (in dollars per share)		128.20
Weighted-average grant date fair value of units vested in period (in dollars per share)		103.36
Weighted-average grant date fair value of units forfeited in period (in dollars per share)		116.24
Weighted-average grant date fair value at end of period		$ 117.04	$ 104.14
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Grant date fair value		$ 16
Valuation method used in calculating the fair value of PSUs		Monte Carlo
Unrecognized compensation costs, awards other than options		$ 9
Unrecognized compensation cost, period of recognition		1 year 7 months 6 days
Grant Year 2016 [Member] | Share Units Plan [Member] | Equity Settled Awards [Member] | PSU-ROIC [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Performance vesting factor		200.00%
Grant Year 2016 [Member] | Share Units Plan [Member] | Equity Settled Awards [Member] | PSU-TSR [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Performance vesting factor		100.00%
Grant Year 2016 [Member] | Share Units Plan [Member] | Equity Settled Awards [Member] | PSU-ROIC and PSU-TSR [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Remittance of stock-based award participants' withholding tax obligation	$ 50
Settlement from the Share Trusts in next fiscal year (in shares)	0.5